Research and Development (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule of Research and Development Costs

The following represents the breakdown of research and development activities:

	December 31, 2020	December 31, 2019
Architectural fees	$28,397	$388,033
Engineering consultants	16,962	233,109
Design and construction	4,406	371,117
Product development	74,150	119,303
	$123,915	$1,111,562